OFFSET OF FINANCIAL ASSETS WITH FINANCIAL LIABILITIES (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Offset Of Financial Assets With Financial Liabilites [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 3,070,824	$ 1,576,410
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(142,495)	(233,772)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,928,329	1,342,638
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(2,547,432)	(675,918)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(45,387)	(40,241)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	335,510	626,479
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	3,978,057	6,399,628
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(134,397)	(258,127)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	3,843,660	6,141,501
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(3,724,677)	(5,315,135)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(33,182)	(90,228)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	85,801	736,138
Derivatives [member]
Disclosure of Offset Of Financial Assets With Financial Liabilites [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	526,148	864,460
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(142,495)	(233,772)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	383,653	630,688
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(2,756)	(4,890)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(45,387)	(40,241)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	335,510	585,557
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	446,526	942,258
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(134,397)	(258,127)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	312,129	684,131
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(2,831)	(51,030)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(33,182)	(90,228)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	276,116	542,873
Repurchase Agreements [Member]
Disclosure of Offset Of Financial Assets With Financial Liabilites [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	2,544,676	711,950
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,544,676	711,950
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(2,544,676)	(671,028)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	40,922
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	3,531,531	5,457,370
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	3,531,531	5,457,370
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(3,721,846)	(5,264,105)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (190,315)	$ 193,265